Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 95,499	$ 87,701
Balance at end of year	$ 99,818	$ 95,499	$ 87,701
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,816.1	1,812.5
Balance at beginning of year	$ 22,487	$ 21,713	21,221
Proceeds from shares issued on exercise of stock options, Number of shares	2.8	1.5
Proceeds from shares issued on exercise of stock options, Amount	$ 165	$ 79	124
Shares issued as a result of dividend reinvestment plan, Number of shares	5.0	14.1
Shares issued as a result of dividend reinvestment plan	$ 414	$ 838
Purchase of shares for cancellation and other, Number of Shares		(12.0)
Purchase of shares for cancellation and other, Amount	$ 0	$ (143)	$ (355)
Ending balance, Number of shares	1,823.9	1,816.1	1,812.5
Balance at end of year	$ 23,066	$ 22,487	$ 21,713